Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounting Policies [Line Items]
Cash Equivalents, Original Maturity	Three months or less
Capitalized costs	$ 3,856	$ 1,654
Amortization of capitalized costs	$ 1,216	239	$ 0
Number of reportable segment | Segment	2
Number of operating segment | Segment	2
Unamortized deferred financing costs	$ 5,692	$ 6,222
Leasehold Improvements
Accounting Policies [Line Items]
Property and equipment, useful life	The shorter of the lease term or the estimated useful life of the asset.
Minimum | Computer Equipment
Accounting Policies [Line Items]
Property and equipment, useful life	2 years
Minimum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property and equipment, useful life	2 years
Minimum | Vehicles
Accounting Policies [Line Items]
Property and equipment, useful life	4 years
Maximum | Computer Equipment
Accounting Policies [Line Items]
Property and equipment, useful life	4 years
Maximum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Maximum | Vehicles
Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Maximum | Defined Contribution Pension Plan 401k
Accounting Policies [Line Items]
Employer contributions participant annual compensation	4.00%	4.00%	4.00%
Capitalized Internal-Use Software | Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	2 years
Capitalized Internal-Use Software | Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Customer relationships and Developed technology | Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	2 years
Customer relationships and Developed technology | Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Sales Revenue, Net | Customer Concentration Risk | Yahoo
Accounting Policies [Line Items]
Revenue derived from major customer	15.00%	15.00%	9.00%
Sales Revenue, Net | Customer Concentration Risk | Google
Accounting Policies [Line Items]
Revenue derived from major customer	3.00%	9.00%	28.00%